Revenue - Schedule of Revenue (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Revenue from contracts with customers
Project management fees – related companies			RM 25,000,000	RM 29,105,000
Project management fees – third parties			470,000	4,380,000
Sale of goods – related parties				77,304,000
Sale of goods – third parties	197,320,000		32,716,647	131,343,250
Total	197,320,000	$ 46,813,760	58,186,647	242,132,250
Timing of revenue recognition
Transferred at a point in time	RM 197,320,000		RM 58,186,647	RM 242,132,250